Basis of presentation - effect on pension obligation (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.30%	4.30%
Pension benefits | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	10.00%
Percentage of reasonably possible increase in actuarial assumption	10.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 298
Increase in actuarial assumption, effect on pension benefit obligation	€ (292)
Health care and life insurance plans | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.01%
Percentage of reasonably possible increase in actuarial assumption	0.01%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 29
Increase in actuarial assumption, effect on pension benefit obligation	€ (29)
Health care and life insurance plans | Actuarial assumption of health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ (39)
Increase in actuarial assumption, effect on pension benefit obligation	€ 46
Other post-employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.60%	1.40%
Other post-employment benefits | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 46
Increase in actuarial assumption, effect on pension benefit obligation	€ (40)
Other post-employment benefits | Actuarial assumption of health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 0
Increase in actuarial assumption, effect on pension benefit obligation	€ 0